Earnings Per Common Share Attributable to Common Shareholders - Basic and Diluted Numerator and Denominator (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
EPS Numerator-Basic
Income from continuing operations	$ 11,410		$ 9,021		$ 7,860
Less: Net income attributable to noncontrolling interests	69		28		40
Income from continuing operations attributable to Pfizer Inc.	11,380		8,993		7,820
Less: Preferred stock dividends––net of tax	2		2		2
Discontinued operations––net of tax	10,662	[1]	5,577	[1]	2,189	[1]
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	10,623		5,577		2,189
Net income attributable to Pfizer Inc. common shareholders	22,001		14,568		10,007
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	11,380		8,993		7,820
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	22,003		14,570		10,009
EPS Denominator
Weighted-average number of common shares outstanding-Basic	6,813		7,442		7,817
Common-share equivalents: stock options, stock issuable under employee compensation plans and convertible preferred stock	82		66		53
Weighted-average number of common shares outstanding-Diluted	6,895		7,508		7,870
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans	43	[2]	177	[2]	272	[2]
Discontinued Operations [Member]
EPS Numerator-Basic
Less: Net income attributable to noncontrolling interests	39		0		0
Common Stock
EPS Numerator-Basic
Income from continuing operations attributable to Pfizer Inc.	11,378		8,991		7,818
Continuing Operations [Member]
EPS Numerator-Basic
Less: Net income attributable to noncontrolling interests	$ 30		$ 28		$ 40

[1]	Includes (i) the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, (ii) the Nutrition business through November 30, 2012, the date of disposal and (iii) the Capsugel business through August 1, 2011, the date of disposal.
[2]	These common stock equivalents were outstanding for the years ended December 31, 2013, 2012 and 2011, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.